Notes to Consolidated Financial Statements	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Notes to Consolidated Financial Statements
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Par Pharmaceutical Companies, Inc. operates primarily through its wholly owned subsidiary, Par Pharmaceutical, Inc. (collectively referred to herein as “the Company,” “we,” “our,” or “us”), in two business segments. Our generic products division, Par Pharmaceutical (“Par”), develops (including through third party development arrangements and product acquisitions), manufactures and distributes generic pharmaceuticals in the United States. Our branded products division, Strativa Pharmaceuticals (“Strativa”), acquires (generally through third party development arrangements), manufactures and distributes branded pharmaceuticals in the United States. The products we market are principally in the solid oral dosage form (tablet, caplet and two-piece hard-shell capsule), although we also distribute several oral suspension products, and nasal spray products.
We were acquired at the close of business on September 28, 2012 through a merger transaction with Sky Growth Acquisition Corporation, a wholly-owned subsidiary of Sky Growth Holdings Corporation (“Holdings”). Holdings was formed by investment funds affiliated with TPG Capital, L.P. (“TPG” and, together with certain affiliated entities, collectively, the “Sponsor”). Holdings is owned by affiliates of the Sponsor and members of management. The acquisition was accomplished through a reverse subsidiary merger of Sky Growth Acquisition Corporation with and into the Company, with the Company being the surviving entity (the “Merger”). Subsequent to the Merger, we became an indirect, wholly owned subsidiary of Holdings (see Note 2, “Sky Growth Merger”). Prior to September 29, 2012, the Company operated as a public company with its common stock traded on the New York Stock Exchange.
Although the Company continued as the same legal entity after the Merger, the accompanying consolidated statements of operations, comprehensive income (loss), stockholders’ equity and cash flows are presented for two periods: Predecessor and Successor, which relate to the period preceding the Merger (January 1, 2012 to September 28, 2012) and the period succeeding the Merger (September 29, 2012 to December 31, 2012). The Merger and the allocation of the purchase price were recorded as of September 29, 2012. Although the accounting policies followed by the Company are consistent for the Predecessor and Successor periods, with the exception of the change in the annual evaluation date for goodwill from December 31st to October 1st, financial information for such periods have been prepared under two different historical cost bases of accounting and are therefore not comparable. The results of the periods presented are not necessarily indicative of the results that may be achieved in future periods.
On February 17, 2012, we completed our acquisition of Edict Pharmaceuticals Private Limited (referred to as “Edict” or “Edict Pharmaceuticals”), a Chennai, India-based developer and manufacturer of generic pharmaceuticals, for $36,600 thousand in cash, assumed liabilities and our repayment of certain additional pre-close indebtedness.  Edict became part of Par as of the acquisition date (see Note 4, “Edict Acquisition”).  Edict has been renamed Par Formulations Private Limited.
On November 6, 2012, Par acquired the U.S. marketing rights to five generic products that were marketed by Watson or Actavis, as well as eight Abbreviated New Drug Applications awaiting regulatory approval and a generic product in late-stage development for $110,000 thousand. Par also acquired a number of supply agreements. The acquisition was accounted for as a business combination and a bargain purchase. Refer to Note 3, “Acquisition of Divested Products from the Watson/Actavis Merger”.